Annual Fund Operating Expenses - PSF PGIM 5050 Balanced Portfolio	Apr. 26, 2021
Class I
Operating Expenses:
Management Fees	0.55%
+ Distribution and/or Service Fees (12b-1 Fees)
+ Other Expenses	0.03%
= Total Annual Portfolio Operating Expenses	0.58%
Class III
Operating Expenses:
Management Fees	0.55%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.03%
= Total Annual Portfolio Operating Expenses	0.83%